Debt (Narrative) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs (Subsidiary)			$ (6,600,000)	$ (7,100,000)
Long-term Line of Credit	$ 0		140,000,000	15,000,000
Line of Credit Facility, Maximum Borrowing Capacity	350,000,000
Issuance of long-term debt	375,000,000	$ 0	0	300,000,000	$ 140,000,000
Short-Term Bank Loans and Notes Payable	$ 150,000,000		$ 150,000,000			$ 150,000,000	$ 150,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum	0.67		0.67
Uncommitted Accordion Feature	$ 150,000,000		$ 100,000,000
Debt Covenant Total Debt To Total Capitalization Ratio Maximum Upper Range	1
5.49% Tax-exempt First Mortgage Bonds due 2028
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)			5.49%
5.70% Tax-exempt First Mortgage Bonds due 2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)			5.70%
5.19% Tax-exempt First Mortgage Bonds due 2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)			5.19%
First Mortgage Bonds due 2028
Debt Instrument [Line Items]
Issuance of long-term debt			$ 92,500,000
First Mortgage Bonds due 2033
Debt Instrument [Line Items]
Issuance of long-term debt			107,500,000
5.19% First Mortgage Bonds due 2033
Debt Instrument [Line Items]
Issuance of long-term debt			$ 100,000,000
3.20% Tax-exempt First Mortgage Bonds due 2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)			3.20%
4.55% First Mortgage Bonds Due 2030
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						375,000,000
Long-term Debt, Gross	$ 375,000,000		$ 0			$ 375,000,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.55%					4.55%
3.20% First Mortgage Bonds Due 2040
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140,000,000		$ 140,000,000	140,000,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	3.20%		3.20%
5.19% First Mortgage Bonds Due 2033
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 100,000,000		$ 100,000,000	100,000,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.19%		5.19%
5.49% First Mortgage Bonds Due 2028
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 92,500,000		$ 92,500,000	92,500,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.49%		5.49%
5.70% First Mortgage Bonds Due 2033
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 107,500,000		$ 107,500,000	$ 107,500,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	5.70%		5.70%